     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2001

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.

XX      Post-Effective Amendment No. 40

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

XX      Amendment No. 42

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado     80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                   -----------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

                  immediately upon filing pursuant to paragraph (b)
         XX       on April 18, 2001 pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         XX this post-effective amendment designates a new effective date for a previously filed post-effective amendment (post-effective Amendment No. 29)

Title of Securities Being Registered: Shares of Beneficial Interest of the
                                     -------------------------------------------
Berger Large Cap Value Fund - Investor Shares and Institutional Shares
--------------------------------------------------------------------------------

                        DESIGNATION OF NEW EFFECTIVE DATE
                         FOR PREVIOUSLY FILED AMENDMENT

         Post-Effective Amendment No. 29 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 was filed pursuant to paragraph (a) of Rule 485 on June 20, 2000 (the "Amendment") and pursuant to that paragraph would become effective on August 21, 2000. Post-Effective Amendments No. 30, 31, 32, 34, 35 and 37 under the Securities Act of 1933 and Amendments No. 32, 33, 34, 36, 37, 39 and 40 under the Investment Act of 1940 were filed pursuant to paragraph (b) of Rule 485 on August 18, 2000, extending the effective date of the Amendment to September 20, 2000; on September 19, 2000 extending the effective date of the Amendment to October 20, 2000; on October 19, 2000 extending the effective date of the Amendment to November 20, 2000, on November 17, 2000 extending the effective date of the Amendment to December 18, 2000, on December 15, 2000 extending the effective date of the Amendment to January 17, 2001, on January 16, 2001 extending the effective date of the Amendment to February 16, 2001 and on February 15, 2001 extending the effective date of the Amendment to March 19, 2001, respectively.

         The Registrant hereby designates April 18, 2001 as the new date upon which the Amendment shall become effective.

         All other information contained in the Registrant's Registration Statement as previously filed through Amendment is incorporated by reference without change.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 16th day of March, 2001.

                                       BERGER INVESTMENT PORTFOLIO TRUST
                                       -----------------------------------------
                                       (Registrant)

                                       By   /s/  Jack R. Thompson
                                         ---------------------------------------
                                       Name:  Jack R. Thompson
                                            ------------------------------------
                                       Title:  President
                                             -----------------------------------

                                POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Jack R. Thompson, Anthony R. Bosch and Lester R. Woodward, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, and in his or her name, place and stead, in any and all capacities to sign any and all amendments (including post-effective amendments) to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                            Date
---------                        -----                            ----

 /s/  Jack R. Thompson           President (Principal        March 16, 2001
-----------------------------    Executive Officer)
Jack R. Thompson                 and Trustee

/s/  David J. Schultz            Vice President and          March 16, 2001
-----------------------------    Treasurer (Principal
David J. Schultz                 Financial Officer)

/s/  John Paganelli              Assistant Treasurer         March 16, 2001
-----------------------------    (Principal Accounting
John Paganelli                   Officer)

/s/  Dennis E. Baldwin           Trustee                     March 16, 2001
-----------------------------
Dennis E. Baldwin

/s/  Katherine A. Cattanach      Trustee                     March 16, 2001
-----------------------------
Katherine A. Cattanach

/s/  Paul R. Knapp               Trustee                     March 16, 2001
-----------------------------
Paul R. Knapp

/s/  Harry T. Lewis, Jr.         Trustee                     March 16, 2001
-----------------------------
Harry T. Lewis, Jr.

/s/  Michael Owen                Trustee                     March 16, 2001
-----------------------------
Michael Owen

/s/  William Sinclaire           Trustee                     March 16, 2001
-----------------------------
William Sinclaire

/s/  Albert C. Yates             Trustee                     March 16, 2001
-----------------------------
Albert C. Yates